Finance Costs, Net - Schedule of Finance Costs, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Finance Costs, Net [Abstract]
Interest income on bank balance	$ 454	$ 1,741	$ 474
Finance income	454	1,741	474
Interest expenses for lease liability	(22,562)	(34,775)	(31,882)
Interest expenses on loans and long-term payable	(111,287)	(62,892)	(50,884)
Finance costs	(133,849)	(97,667)	(82,766)
Finance costs, net	$ (133,395)	$ (95,926)	$ (82,292)